JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 40.9%
Affirm Asset Securitization Trust Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	545,118	545,299
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 6.09%, 12/25/2032 (b)	996,840	952,357
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	7,032,169
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,999,080	3,841,597
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a) (c)	7,810,000	7,633,414
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,899,942
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 5.62%, 4/15/2031 (a) (b)	3,015,860	3,018,791
Series 2016-25A, Class A1R3, 5.41%, 1/20/2037 (a) (b)	3,355,000	3,348,129
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 ‡ (a)	6,208,133	6,192,323
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	521,382	525,584
BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029	4,500,000	4,557,028
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.54%, 10/20/2031 (a) (b)	2,295,656	2,297,086
Series 2019-1A, Class A1R, 5.55%, 7/15/2032 (a) (b)	5,274,178	5,277,364
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.11%, 1/25/2035 (b)	223,889	229,595
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 5.34%, 12/25/2033 (b)	368,806	376,967
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2018-14A, Class AR, 5.64%, 10/20/2037 (a) (b)	5,000,000	5,016,310
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	650,076	639,237
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 5.83%, 2/15/2037 (a) (b)	2,183,887	2,178,919
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	5,550,273	5,432,202
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	3,529,358	3,585,529
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	5,694,253	5,678,698
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	417,456	415,510
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.34%, 11/15/2037 (a) (b)	3,095,617	3,090,228
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1BR, 5.86%, 1/15/2040 (a) (b)	5,000,000	5,004,635
Carmax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	1,008,363	1,005,392
Series 2025-1, Class A3, 4.84%, 1/15/2030	3,235,000	3,263,931
CARS-DB5 LP Series 2021-1A, Class A1, 1.44%, 8/15/2051 (a)	2,265,409	2,161,134
Carvana Auto Receivables Trust
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	1,416,636	1,423,251
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,250,000	2,270,727
Series 2024-P3, Class A3, 4.26%, 10/10/2029	5,000,000	4,983,322
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,835,000	1,841,179
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,319,844
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 5.29%, 1/25/2032 (b)	68,034	73,326
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,289,978
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	2,212,245	2,210,574
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,534,794
Consumer Portfolio Services Auto Trust
Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	2,781,327	2,778,569
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	6,315,000	6,311,743
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	78,707	78,090
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,034,899	2,007,411

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.04%, 6/25/2033 (b)	107,185	106,620
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	8,465	8,416
CPS Auto Receivables Trust Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	887,420	887,800
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,397,335
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,857,306
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,779,236
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	270,357	267,917
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	3,000,000	3,000,174
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	3,460,000	3,453,744
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 5.34%, 4/20/2034 (a) (b)	5,000,000	4,996,125
Elmwood CLO Ltd. (Cayman Islands) Series 2021-5A, Class AR, 5.62%, 10/15/2037 (a) (b)	5,200,000	5,215,512
Enterprise Fleet Financing LLC Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,561,204
Exeter Automobile Receivables Trust
Series 2024-3A, Class A2, 5.82%, 2/15/2027	418,154	418,373
Series 2024-5A, Class A3, 4.45%, 3/15/2028	1,750,000	1,746,183
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,522,753
Series 2024-4A, Class A3, 5.28%, 8/15/2030	3,000,000	3,006,209
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.49%, 4/25/2032 (b)	37,894	42,365
Series 2002-FF4, Class M1, 6.01%, 2/25/2033 (b)	578,174	496,450
Series 2003-FFH1, Class M2, 7.06%, 9/25/2033 (b)	227,863	208,185
Series 2004-FF8, Class M4, 6.05%, 10/25/2034 (b)	188,976	125,540
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,502,857	6,251,259
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,958,042	1,900,062
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,716,647	1,740,258
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	3,841,266	3,820,367
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.69%, 11/16/2036 (a) (b)	3,011,331	2,998,376
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 5.49%, 10/15/2030 (a) (b)	35,245	35,238
Generate CLO Ltd. (Cayman Islands) Series 6A, Class AR2, 5.67%, 10/22/2037 (a) (b)	5,000,000	5,013,790
GLS Auto Receivables Issuer Trust
Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,368,432
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,513,951
GLS Auto Select Receivables Trust Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	1,159,242	1,155,575
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	1,250,000	1,247,412
Series 2024-3, Class A4, 4.22%, 10/20/2028	1,250,000	1,242,787
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 4.88%, 11/15/2029 (a) (b)	3,000,000	2,986,287
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,665,735	1,521,211
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,197,817	1,082,639
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,027,690	910,680
Goodleap, 6.63%, 7/15/2038 ‡ (a)	1,485,000	1,523,714
GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	2,000,000	1,996,691
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 4.62%, 9/15/2030 (b)	3,264	3,238
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,826,687

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	657,488	584,715
Hertz Vehicle Financing LLC Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,045,033
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,063,634	1,051,140
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	465,506	452,196
Home Partners of America Trust Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	5,487,442	5,413,095
Honda Auto Receivables Owner Trust Series 2025-2, Class A3, 4.15%, 10/15/2029	2,765,000	2,761,548
Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	3,421,530	3,412,897
Hyundai Auto Lease Securitization Trust Series 2025-A, Class A2A, 4.60%, 6/15/2027 (a)	6,500,000	6,506,651
Hyundai Auto Receivables Trust Series 2025-A, Class A4, 4.40%, 4/15/2031	4,345,000	4,333,982
John Deere Owner Trust Series 2024-C, Class A3, 4.06%, 6/15/2029	6,000,000	5,976,134
LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.59%, 4/15/2031 (a) (b)	2,762,126	2,764,098
Series 36A, Class A1R, 5.33%, 1/15/2034 (a) (b)	3,902,000	3,892,335
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	6,000,000	5,668,285
Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	2,996,114
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	3,821,565	3,827,001
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,892,991
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	5,000,000	5,037,747
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A4, 4.22%, 6/17/2030	1,915,000	1,905,999
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.52%, 10/16/2036 (a) (b)	1,700,736	1,698,899
Series 2022-FL8, Class A, 5.67%, 2/19/2037 (a) (b)	3,643,076	3,626,792
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	2,377,716	2,334,384
Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	3,542,968	3,545,078
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,653,706	1,671,686
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 5.21%, 7/16/2035 (a) (b)	5,000,000	4,984,095
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.07%, 11/25/2033 (b)	94,477	56,704
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.36%, 1/15/2037 (a) (b)	5,000,000	4,991,365
Series 2023-26A, Class AR, 5.40%, 4/17/2037 (a) (b)	5,000,000	4,992,355
Series 2018-15A, Class BR, 5.89%, 1/20/2038 (a) (b)	2,850,000	2,851,807
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,755,208
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	1,184,954	1,182,307
Oportun Issuance Trust
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	1,111,812	1,110,932
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	3,440,000	3,432,268
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,363,816
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class AR1, 5.51%, 2/15/2038 (a) (b)	5,000,000	5,008,095
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 5.32%, 10/15/2029 (a) (b)	313,272	313,100
Series 2022-2A, Class A1, 5.53%, 10/15/2030 (a) (b)	1,005,475	1,005,311
Series 2024-1A, Class A1, 5.31%, 10/15/2032 (a) (b)	4,272,970	4,280,448
Series 2024-2A, Class A2, 5.71%, 1/15/2033 (a) (b)	5,000,000	5,007,860
Series 2025-1A, Class A2, 5.52%, 2/15/2033 (a) (b)	4,800,000	4,766,371
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	1,684,254	1,683,360

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	2,405,000	2,400,136
Series 2024-2A, Class A4, 4.26%, 9/20/2030 (a)	2,835,000	2,825,194
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	2,595,893	2,594,746
Progress Residential Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,567,412	4,459,323
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,410,179	4,269,977
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,344,572
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,447,771	5,172,469
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,874,184	7,436,606
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,892,198	6,433,534
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	2,000,000	1,867,830
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	421,526
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	778,543	777,865
Regional Management Issuance Trust Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,069,150
SBNA Auto Lease Trust
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	1,000,000	999,111
Series 2025-A, Class A3, 4.83%, 4/20/2028 (a)	2,000,000	2,005,529
SCF Equipment Leasing LLC Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,203,418
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	3,000,000	3,003,402
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	254,220	252,511
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,996,961	2,995,800
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	3,401,218	3,400,667
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,236,117	1,934,848
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	167,582	166,640
STAR Trust Series 2025-SFR5, Class A, 5.78%, 2/17/2042 (a) (b)	1,000,000	1,000,000
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A3, 4.47%, 7/20/2028 (a)	4,825,000	4,823,919
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,023,927
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,520,404
Toyota Lease Owner Trust Series 2024-B, Class A3, 4.21%, 9/20/2027 (a)	6,000,000	5,985,386
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,953,272	5,789,209
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,237,799	3,183,637
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,648,124	1,641,190
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,379,159
Series 2025-SFR1, Class A, 5.43%, 3/17/2042 (a) (b)	2,725,000	2,721,892
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	219,131	219,126
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	198,974	197,878
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	1,744,946	1,771,297
Veros Auto Receivables Trust Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	2,000,000	2,017,857
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	758,222	756,584
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (c)	250,056	249,776
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (c)	470,180	469,756
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (a) (c)	183,546	183,435
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	522,961	522,314
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (c)	260,612	260,452

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (c)	719,036	717,915
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	2,994,371
Westlake Automobile Receivables Trust
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	3,474,799	3,484,241
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,469,867
Wheels Fleet Lease Funding LLC Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	7,000,000	7,009,061
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	4,000,000	3,995,127
World Omni Auto Receivables Trust
Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,911,540
Series 2025-B, Class A3, 4.34%, 9/16/2030	3,795,000	3,803,242
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	2,750,000	2,745,092
Total Asset-Backed Securities (Cost $493,632,358)		492,624,989
Collateralized Mortgage Obligations — 26.6%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.38%, 6/25/2034 (c)	167	165
Series 2004-33, Class 3A3, 4.73%, 12/25/2034 (b)	90,819	86,495
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	75,446	65,486
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.48%, 5/25/2034 (b)	55,588	53,778
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.44%, 11/25/2034 (b)	27,575	7,937
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,405,231	1,390,298
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 5.27%, 1/25/2045 (a) (b)	3,343,034	3,335,723
Series 2025-R01, Class 1M1, 5.42%, 1/25/2045 (a) (b)	2,664,444	2,665,762
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 5.17%, 12/25/2041 (a) (b)	1,334,280	1,331,785
Series 2022-R01, Class 1M1, 5.32%, 12/25/2041 (a) (b)	954,840	953,055
Series 2022-R06, Class 1M1, 7.07%, 5/25/2042 (a) (b)	1,963,066	2,004,781
Series 2022-R07, Class 1M1, 7.27%, 6/25/2042 (a) (b)	2,881,471	2,954,180
Series 2022-R08, Class 1M1, 6.87%, 7/25/2042 (a) (b)	1,240,216	1,267,736
Series 2024-R01, Class 1M1, 5.37%, 1/25/2044 (a) (b)	1,633,211	1,633,718
Series 2024-R02, Class 1M1, 5.42%, 2/25/2044 (a) (b)	1,926,714	1,925,522
Series 2024-R05, Class 2A1, 5.32%, 7/25/2044 (a) (b)	7,150,506	7,134,863
Series 2024-R05, Class 2M1, 5.32%, 7/25/2044 (a) (b)	699,423	698,991
Series 2024-R06, Class 1A1, 5.47%, 9/25/2044 (a) (b)	4,949,259	4,957,767
Series 2025-R02, Class 1M1, 5.47%, 2/25/2045 (a) (b)	3,371,166	3,368,001
Series 2025-R03, Class 2A1, 5.77%, 3/25/2045 (a) (b)	2,622,468	2,635,679
Series 2025-R03, Class 2M1, 5.92%, 3/25/2045 (a) (b)	2,368,991	2,384,129
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	197,515	198,796
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 7.34%, 10/25/2033 (b)	88,806	87,148
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (b)	18,185	17,611
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,146,616	5,493,238
FHLMC Stacr Remic Trust
Series 2025-HQA1, Class A1, 5.27%, 2/25/2045 (a) (b)	8,500,000	8,481,416
Series 2025-HQA1, Class M1, 5.47%, 2/25/2045 (a) (b)	5,259,434	5,254,496
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 5.57%, 8/25/2044 (a) (b)	9,250,000	9,275,950
Series 2025-DNA2, Class M1, 5.53%, 5/25/2045 (a) (b)	2,250,000	2,274,523

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	2,671	2,675
Series 3737, Class DG, 5.00%, 10/15/2030	5,114	5,104
Series 4120, Class KI, IO, 3.00%, 10/15/2032	453,673	23,143
Series 4187, Class CA, 2.00%, 4/15/2033	8,359,297	7,796,808
Series 5000, Class CB, 1.25%, 1/25/2035	3,226,012	2,872,437
Series 3300, Class FA, 4.75%, 8/15/2035 (b)	81,870	80,869
Series 3085, Class VS, IF, 10.93%, 12/15/2035 (b)	78,421	91,492
Series 4867, Class WF, 4.85%, 4/15/2037 (b)	5,472,967	5,408,073
Series 4350, Class AF, 4.80%, 12/15/2037 (b)	1,374,966	1,337,095
Series 4350, Class FK, 4.80%, 6/15/2038 (b)	1,670,603	1,625,213
Series 4515, Class FA, 4.82%, 8/15/2038 (b)	748,858	738,752
Series 4350, Class KF, 4.80%, 1/15/2039 (b)	274,587	266,998
Series 4448, Class TF, 4.77%, 5/15/2040 (b)	1,455,491	1,434,344
Series 4480, Class FM, 4.80%, 6/15/2040 (b)	2,279,834	2,215,969
Series 4457, Class KF, 4.80%, 10/15/2040 (b)	2,503,706	2,463,649
Series 4611, Class BF, 4.85%, 6/15/2041 (b)	7,782,904	7,708,268
Series 4363, Class FA, 4.82%, 9/15/2041 (b)	1,288,260	1,266,131
Series 4413, Class WF, 4.80%, 10/15/2041 (b)	965,390	939,720
Series 4559, Class AF, 4.95%, 3/15/2042 (b)	782,444	782,983
Series 4074, Class FE, 4.85%, 7/15/2042 (b)	1,079,025	1,059,786
Series 4150, Class F, 4.82%, 1/15/2043 (b)	3,056,026	2,981,691
Series 4161, Class YF, 4.82%, 2/15/2043 (b)	2,279,400	2,224,734
Series 4281, Class FB, 5.00%, 12/15/2043 (b)	1,482,712	1,459,956
Series 4606, Class FL, 4.95%, 12/15/2044 (b)	3,055,203	3,000,110
Series 4594, Class GN, 2.50%, 2/15/2045	1,409,413	1,303,068
Series 4935, Class KP, 2.50%, 12/25/2049	3,136,803	2,730,236
Series 5072, Class QC, 1.00%, 10/25/2050	4,790,029	3,777,788
Series 5270, Class FH, 5.27%, 6/25/2052 (b)	3,256,290	3,196,631
Series 5460, Class AF, 5.37%, 10/25/2054 (b)	9,441,116	9,376,894
FHLMC, STRIPS
Series 343, Class F4, 4.80%, 10/15/2037 (b)	1,358,333	1,337,255
Series 328, Class S4, IF, IO, 2.26%, 2/15/2038 (b)	2,404,075	127,078
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	37,284	29,119
Series T-54, Class 4A, 4.29%, 2/25/2043 (b)	609,423	579,764
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.48%, 12/25/2034 (b)	60,205	58,113
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,195,757	1,065,069
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.80%, 2/25/2044 (b)	71,842	70,671
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.36%, 3/25/2041 (b)	305,499	296,400
Series 2001-T8, Class A1, 7.50%, 7/25/2041	98,805	99,910
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	484,309	460,890
Series 2004-17, Class BF, 4.79%, 1/25/2034 (b)	30,500	30,471
Series 2006-16, Class HZ, 5.50%, 3/25/2036	91,493	94,870
Series 2006-124, Class FC, 4.79%, 1/25/2037 (b)	435,473	428,821
Series 2007-76, Class ZG, 6.00%, 8/25/2037	110,443	112,429
Series 2014-23, Class FA, 4.75%, 10/25/2039 (b)	6,264,249	6,180,361

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2010-64, Class FC, 4.94%, 6/25/2040 (b)	5,230,939	5,196,791
Series 2012-38, Class PA, 2.00%, 9/25/2041	625,528	584,815
Series 2012-93, Class ME, 2.50%, 1/25/2042	797,828	752,556
Series 2012-13, Class FA, 5.02%, 2/25/2042 (b)	3,949,784	3,896,744
Series 2012-31, Class FB, 4.99%, 4/25/2042 (b)	3,360,976	3,312,168
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,210,619	1,121,035
Series 2012-119, Class FB, 4.79%, 11/25/2042 (b)	2,221,100	2,165,717
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,645,744	1,551,939
Series 2013-6, Class FL, 4.84%, 2/25/2043 (b)	527,445	516,145
Series 2014-49, Class AF, 4.77%, 8/25/2044 (b)	79,798	77,871
Series 2014-58, Class FG, 4.79%, 9/25/2044 (b)	3,730,758	3,671,826
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	7,906,282	1,474,701
Series 2015-42, Class BF, 4.76%, 6/25/2045 (b)	1,738,938	1,719,373
Series 2016-25, Class LA, 3.00%, 7/25/2045	5,539,510	5,206,790
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,871,526	1,763,687
Series 2015-91, Class AF, 4.82%, 12/25/2045 (b)	1,810,179	1,827,419
Series 2016-19, Class OP, PO, 4/25/2046	893,854	672,660
Series 2016-58, Class SA, IO, 2.25%, 8/25/2046 (b)	4,900,205	279,219
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,271,173	1,169,757
Series 2017-104, Class LA, 3.00%, 11/25/2047	888,465	813,346
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,957,635	1,837,795
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	9,047,170	1,814,616
Series 2019-77, Class FP, 4.99%, 1/25/2050 (b)	8,498,190	8,226,281
Series 2024-92, Class HB, 5.00%, 12/25/2051	6,311,506	6,320,954
Series 2019-41, Class GF, 4.94%, 3/25/2053 (b)	9,623,472	9,532,756
Series 2014-66, Class WF, 4.80%, 10/25/2054 (b)	765,854	768,474
Series 2019-74, Class BF, 4.99%, 12/25/2059 (b)	3,999,433	3,896,587
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.29%, 10/25/2042 (b)	276,900	272,883
Series 2003-W15, Class 3A, 4.99%, 12/25/2042 (b)	292,082	283,035
Series 2003-W1, Class 2A, 5.13%, 12/25/2042 (b)	92,284	91,929
Series 2009-W1, Class A, 6.00%, 12/25/2049	80,100	82,538
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	844,687	662,950
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	604,534	601,335
Series 2012-61, Class FM, 4.84%, 5/16/2042 (b)	2,977,992	2,947,260
Series 2016-12, Class PA, 2.50%, 6/20/2045	4,018,315	3,741,797
Series 2023-24, Class FD, 5.03%, 2/20/2053 (b)	11,299,994	11,123,580
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,904,975	4,742,045
Series 2012-H21, Class FA, 4.93%, 7/20/2062 (b)	430,326	430,103
Series 2012-H29, Class FA, 4.95%, 10/20/2062 (b)	286,438	287,503
Series 2013-H16, Class FA, 4.97%, 7/20/2063 (b)	899,515	903,635
Series 2014-H07, Class FC, 5.03%, 5/20/2064 (b)	5,508,827	5,533,661
Series 2014-H11, Class JA, 4.93%, 6/20/2064 (b)	1,020,008	1,024,311
Series 2014-H17, Class FM, 4.92%, 8/20/2064 (b)	3,374,736	3,385,949
Series 2015-H03, Class FD, 5.07%, 1/20/2065 (b)	2,130,333	2,132,100
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (b)	2,598,407	2,605,888
Series 2015-H12, Class FJ, 4.86%, 5/20/2065 (b)	1,174,373	1,177,666
Series 2015-H14, Class FB, 4.86%, 5/20/2065 (b)	1,349,257	1,353,013

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2015-H12, Class FA, 4.91%, 5/20/2065 (b)	1,837,532	1,842,616
Series 2015-H15, Class FB, 5.03%, 6/20/2065 (b)	2,656,318	2,657,452
Series 2015-H19, Class FN, 4.87%, 7/20/2065 (b)	3,014,852	3,022,690
Series 2015-H23, Class TA, 4.90%, 9/20/2065 (b)	4,522,681	4,535,757
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	295,583	286,856
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	41,812	41,681
Impac CMB Trust
Series 2004-6, Class 1A2, 5.22%, 10/25/2034 (b)	14,005	13,973
Series 2005-5, Class A1, 5.08%, 8/25/2035 (b)	235,452	220,553
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.12%, 3/25/2037 (b)	188,369	144,774
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.06%, 10/25/2033 (b)	10,092	9,589
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	1,695,000	1,697,042
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,003,521
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	1,240,000	1,240,411
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (b)	41,125	40,482
Series 2004-13, Class 3A7B, 5.89%, 11/21/2034 (b)	138,259	133,053
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.84%, 2/25/2033 (b)	30,628	29,898
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 5.32%, 11/15/2031 (b)	35,152	33,176
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 5.10%, 9/25/2029 (b)	10,084	10,225
Series 2004-1, Class 2A3, 5.42%, 12/25/2034 (b)	46,942	42,341
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	430,794	410,360
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,457,329	1,407,876
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.36%, 3/25/2033 (b)	30,105	26,936
Series 2003-HYB1, Class B1, 5.36%, 3/25/2033 (b)	17,051	7,008
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (b)	444,402	431,043
Series 2004-5AR, Class 3A3, 5.38%, 7/25/2034 (b)	51,511	50,495
Series 2004-5AR, Class 3A5, 5.38%, 7/25/2034 (b)	290,285	287,358
Series 2004-11AR, Class 1A2A, 4.75%, 1/25/2035 (b)	136,589	128,755
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 5.29%, 8/15/2032 (b)	21,278	21,393
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.89%, 2/25/2035 (a) (b)	435,394	355,064
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	3,929,624
Series 2018-4A, Class A1S, 5.19%, 1/25/2048 (a) (b)	804,691	787,497
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	108,381	109,611
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	1,055,000	1,046,998
OBX Trust Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	2,556,450	2,545,639
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,851,287	1,753,302
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.62%, 10/25/2032 (b)	141,968	142,838
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 ‡ (a) (c)	4,752,141	4,568,895
RFMSI Trust
Series 2005-SA2, Class 2A2, 6.10%, 6/25/2035 (b)	224,492	211,861
Series 2006-SA4, Class 2A1, 5.55%, 11/25/2036 (b)	113,761	93,305

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	997,214
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,437,758	3,103,768
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.57%, 10/25/2034 (a) (b)	8,638,823	8,608,497
Sequoia Mortgage Trust
Series 11, Class A, 5.34%, 12/20/2032 (b)	5,182	4,506
Series 2003-3, Class A2, 5.41%, 7/20/2033 (b)	28,169	25,690
Series 2004-11, Class A2, 5.33%, 12/20/2034 (b)	204,665	189,638
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 5.14%, 3/19/2034 (b)	20,131	18,936
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 5.19%, 7/19/2032 (b)	89,769	62,507
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.10%, 7/25/2033 (b)	219,756	214,638
Series 2003-40A, Class 4A, 6.62%, 1/25/2034 (b)	49,628	47,742
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.97%, 12/25/2044 (b)	1,153,074	1,030,023
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,044,786
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,406,068	2,264,595
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.42%, 6/25/2034 (b)	187,173	174,666
Series 2004-AR11, Class A, 6.93%, 10/25/2034 (b)	91,481	89,087
Total Collateralized Mortgage Obligations (Cost $324,933,661)		319,834,311
Mortgage-Backed Securities — 13.8%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	427,495	419,427
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,434,137	4,115,662
Pool # RA2904, 3.00%, 6/1/2050	4,107,034	3,531,301
Pool # RA2970, 2.50%, 7/1/2050	4,746,565	3,910,217
Pool # SD1787, 5.00%, 10/1/2052	2,960,370	2,926,216
Pool # SD8277, 5.50%, 12/1/2052	4,046,584	4,018,167
Pool # QF9638, 5.00%, 3/1/2053	7,644,072	7,438,349
Pool # QI4073, 5.50%, 4/1/2054	3,245,535	3,215,175
Pool # SD6317, 5.50%, 5/1/2054	10,367,362	10,333,569
Pool # SD5658, 5.50%, 6/1/2054	5,360,298	5,342,826
Pool # RJ1658, 6.00%, 6/1/2054	5,498,650	5,568,459
Pool # SD6799, 6.00%, 10/1/2054	12,952,035	13,170,307
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	629,059	601,979
Pool # MA1401, 3.00%, 4/1/2033	246,969	235,774
Pool # MA1490, 3.00%, 7/1/2033	823,740	789,400
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	115,647	120,485
Pool # AD0588, 5.00%, 12/1/2039	531,817	532,140
Pool # AD9721, 5.50%, 8/1/2040	158,970	158,481
Pool # BM3048, 4.00%, 10/1/2042	2,599,587	2,470,305
Pool # AS4592, 4.00%, 2/1/2045	4,791,322	4,480,848
Pool # BM5560, 4.00%, 1/1/2046	2,881,252	2,734,471
Pool # CA0411, 4.00%, 9/1/2047	2,895,335	2,719,235
Pool # CA2489, 4.50%, 10/1/2048	507,592	486,699
Pool # BP7345, 3.00%, 6/1/2050	5,866,834	5,040,134
Pool # BQ7436, 3.00%, 9/1/2051	3,653,632	3,117,379

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ7454, 3.00%, 12/1/2051	5,274,318	4,510,569
Pool # FS2898, 4.50%, 9/1/2052	4,690,442	4,449,384
Pool # CB4630, 5.50%, 9/1/2052	6,598,959	6,609,376
Pool # FS3051, 5.00%, 10/1/2052	3,008,174	2,974,390
Pool # CB4839, 5.50%, 10/1/2052	3,075,390	3,062,947
Pool # CB5027, 5.50%, 11/1/2052	6,176,696	6,139,961
Pool # FA0711, 5.50%, 6/1/2053	11,520,349	11,499,449
Pool # CB8709, 6.00%, 6/1/2054	4,974,150	5,025,591
Pool # BU5096, 6.00%, 9/1/2054	4,732,276	4,812,958
Pool # CB9991, 6.00%, 2/1/2055	14,750,133	15,005,956
FNMA, Other
Pool # BK7908, 4.00%, 11/1/2048	251,327	230,163
Pool # BF0769, 4.50%, 9/1/2063	4,733,187	4,476,570
GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,292,922	7,281,742
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	2,942,451	2,958,159
Total Mortgage-Backed Securities (Cost $175,780,886)		166,514,220
Commercial Mortgage-Backed Securities — 7.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	1,084,928	1,025,257
ARES Trust Series 2025-IND3, Class A, 5.83%, 4/15/2042 (a) (b)	5,000,000	5,008,491
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,485,673
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.96%, 8/25/2035 (a) (b)	295,417	287,249
Series 2005-2A, Class M1, 5.08%, 8/25/2035 (a) (b)	59,001	57,091
Series 2007-3, Class A2, 4.87%, 7/25/2037 (a) (b)	273,410	255,964
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	908,696	860,946
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	275,201	270,941
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (a) (b)	6,000,000	6,000,473
BX
Series 2021-MFM1, Class A, 5.14%, 1/15/2034 (a) (b)	1,523,987	1,523,034
Series 2024-PALM, Class A, 5.87%, 6/15/2037 (a) (b)	4,326,923	4,336,838
BX Trust
Series 2021-BXMF, Class A, 5.08%, 10/15/2026 (a) (b)	6,464,208	6,439,967
Series 2021-LBA, Class AJV, 5.24%, 2/15/2036 (a) (b)	6,500,000	6,495,937
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b)	7,000,000	6,998,477
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (a) (b)	89,114	88,683
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 6.43%, 10/25/2047 (b)	675,558	675,103
Series Q013, Class APT1, 6.23%, 5/25/2050 (b)	1,249,634	1,248,262
FREMF Mortgage Trust
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (b)	2,000,000	1,955,430
Series 2017-K64, Class B, 4.00%, 5/25/2050 (a) (b)	5,000,000	4,921,120
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.57%, 10/15/2039 (a) (b)	3,000,000	2,996,250
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	2,000,000	2,000,256
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,498,718
ONE Mortgage Trust Series 2021-PARK, Class A, 5.14%, 3/15/2036 (a) (b)	7,000,000	6,868,750
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,410,035
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.72%, 5/15/2039 (a) (b)	5,000,000	4,964,062
SMR Mortgage Trust Series 2022-IND, Class A, 5.98%, 2/15/2039 (a) (b)	7,325,417	7,253,654

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.10%, 11/15/2036 (a) (b)	2,300,000	2,288,500
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.69%, 2/15/2040 (a) (b)	986,628	986,043
Total Commercial Mortgage-Backed Securities (Cost $86,145,700)		85,201,204
Corporate Bonds — 5.3%
Banks — 3.1%
Bank of America Corp. (SOFR + 0.83%), 5.18%, 1/24/2029 (d)	5,000,000	4,990,095
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470,000	6,335,257
Huntington National Bank (The) (SOFR + 0.72%), 5.05%, 4/12/2028 (d)	4,000,000	3,990,480
Morgan Stanley Bank NA (SOFR + 0.90%), 5.23%, 1/12/2029 (d)	5,000,000	4,993,565
Standard Chartered plc (United Kingdom) (SOFR + 1.24%), 5.52%, 1/21/2029 (a) (d)	5,000,000	4,992,250
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,836,393
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,976,026
Wells Fargo & Co. (SOFR + 0.78%), 5.13%, 1/24/2028 (d)	5,000,000	4,980,250
		37,094,316
Capital Markets — 0.8%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 5.57%, 1/10/2029 (d)	5,000,000	4,980,051
Goldman Sachs Group, Inc. (The) (SOFR + 1.08%), 5.41%, 1/28/2031 (d)	5,000,000	4,958,550
		9,938,601
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	4,034,398
Financial Services — 0.1%
CFIN 2022-RTL1 Issuer LLC Class A Shares, 0.00%, 8/17/2027 ‡	365,000	365,000
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	340,000	340,000
		705,000
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,737,744
Insurance — 0.4%
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	5,169,572
Machinery — 0.4%
Daimler Truck Finance North America LLC (Germany) (SOFR + 0.84%), 5.17%, 1/13/2028 (a) (d)	5,000,000	4,977,960
Total Corporate Bonds (Cost $64,377,273)		63,657,591
	SHARES
Short-Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (e) (f) (Cost $72,838,037)	72,824,854	72,839,419
Total Investments — 99.7% (Cost $1,217,707,915)		1,200,671,734
Other Assets in Excess of Liabilities — 0.3%		3,784,685
NET ASSETS — 100.0%		1,204,456,419

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$472,305,601	$20,319,388	$492,624,989
Collateralized Mortgage Obligations	—	318,444,013	1,390,298	319,834,311
Commercial Mortgage-Backed Securities	—	85,201,204	—	85,201,204
Corporate Bonds
Banks	—	37,094,316	—	37,094,316
Capital Markets	—	9,938,601	—	9,938,601
Diversified Telecommunication Services	—	4,034,398	—	4,034,398
Financial Services	—	—	705,000	705,000
Independent Power and Renewable Electricity Producers	—	1,737,744	—	1,737,744
Insurance	—	5,169,572	—	5,169,572
Machinery	—	4,977,960	—	4,977,960
Total Corporate Bonds	—	62,952,591	705,000	63,657,591
Mortgage-Backed Securities	—	166,514,220	—	166,514,220
Short-Term Investments
Investment Companies	72,839,419	—	—	72,839,419
Total Investments in Securities	$72,839,419	$1,105,417,629	$22,414,686	$1,200,671,734
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$16,929,953	$—	$(79,252)	$1,969	$4,120,753	$(654,035)	$—	$—	$20,319,388
Collateralized Mortgage Obligations	2,590,334	—	330	720	—	(200,050)	—	(1,001,036)	1,390,298
Corporate Bonds	—	—	—	—	705,000	—	—	—	705,000
Total	$19,520,287	$—	$(78,922)	$2,689	$4,825,753	$(854,085)	$—	$(1,001,036)	$22,414,686

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(78,921).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,795,675	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.58%)
			Yield (Discount Rate of Cash Flows)	5.48% - 7.38% (5.84%)
Asset-Backed Securities	18,795,675
	1,390,298	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.83% (5.83%)
Collateralized Mortgage Obligations	1,390,298
Total	$20,185,973

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $2,228,713. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$78,487,741	$139,917,087	$145,550,096	$(2,540)	$(12,773)	$72,839,419	72,824,854	$877,452	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.